Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 228,637
Tax credit carryforwards	72,360
Fiscal Year Ending March 31, 2021 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	11,024
Tax credit carryforwards	12,534
Fiscal Year Ending March 31, 2022 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	16,306
Tax credit carryforwards	6,137
Fiscal Year Ending March 31, 2023 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,867
Tax credit carryforwards	219
Fiscal Year Ending March 31, 2024 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,524
Tax credit carryforwards	185
Fiscal Year Ending March 31, 2025 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	81,967
Tax credit carryforwards	168
Fiscal Year Ending March 31, 2026 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	51,271
Tax credit carryforwards	130
Fiscal Year Ending March 31, 2027 and Thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	25,770
Tax credit carryforwards	47,943
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	30,908
Tax credit carryforwards	¥ 5,044